Cover	Oct. 31, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 31, 2019
Entity File Number	1-12387
Entity Registrant Name	TENNECO INC.
Entity Central Index Key	0001024725
Entity Tax Identification Number	76-0515284
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	500 NORTH FIELD DRIVE
Entity Address, City or Town	LAKE FOREST
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60045
City Area Code	847
Local Phone Number	482-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Voting Common Stock, par value $0.01 per share
Trading Symbol	TEN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false